UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4977

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Tax-Free Arizona Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 97.61%
Corporate-Backed Revenue Bonds – 4.16%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$6,000,000	$6,242,220
		6,242,220
Education Revenue Bonds – 5.98%
Arizona State University Certificates of Participation (Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	3,000,000	3,119,010
Glendale Industrial Development Authority Revenue (Midwestern University) 5.00% 5/15/31	1,050,000	1,097,345
Northern Arizona University Certificates of Participation (Northern Arizona University Research Project)
5.00% 9/1/30 (AMBAC)	1,500,000	1,566,360
Pima County Industrial Development Authority Educational Revenue (Tucson Country Day
School Project) 5.00% 6/1/37	1,000,000	997,690
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,083,840
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	1,035,550
University of Arizona Certificates of Participation (University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	89,040
		8,988,835
Electric Revenue Bonds – 3.47%
Energy Management Services (Arizona State University-Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,583,655
Puerto Rico Electric Power Authority Revenue Series TT 5.00% 7/1/37	1,000,000	1,038,080
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/31	500,000	517,945
Series B 5.00% 1/1/31 (MBIA)	2,000,000	2,073,780
		5,213,460
Escrowed to Maturity Bonds – 0.55%
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
Series C 6.50% 7/1/08 (FGIC)	455,000	468,509
Phoenix Street & Highway Revenue 6.50% 7/1/09-06 (AMBAC)	350,000	353,717
		822,226
Health Care Revenue Bonds – 8.55%
Glendale Industrial Development Authority Hospital Revenue
5.00% 12/1/35	1,000,000	1,007,230
5.00% 12/1/42	2,500,000	2,512,575
Maricopa County Industrial Development Authority Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,298,550
5.50% 7/1/26	1,000,000	1,050,140
(Mayo Clinic) 5.00% 11/15/36	1,000,000	1,025,010
(Senior Living Healthcare) 5.00% 8/20/35 (GNMA)	1,000,000	1,028,030
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	810,680
5.00% 7/1/35	2,000,000	2,013,800
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,089,180
		12,835,195
Housing Revenue Bonds – 1.73%
Pima County Industrial Development Authority Single Family Housing Revenue
Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,184
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	55,000	55,493
Yuma Industrial Development Authority Multifamily Revenue Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,527,832
		2,603,509
Lease Revenue Bonds – 12.31%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,336,738
Marana Property Corporation Municipal Facilities Revenue 5.00% 7/1/28 (AMBAC)	575,000	595,545
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,039,780

Phoenix Industrial Development Authority Lease Revenue (Capitol Mall, LLC II Project)
5.00% 9/15/28 (AMBAC)	4,000,000	4,115,400
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,331,018
5.125% 6/1/21 (AMBAC)	4,675,000	4,885,374
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27	470,000	489,195
Series D 5.25% 7/1/36	270,000	280,031
Series I 5.25% 7/1/33	500,000	525,450
Salt River Project Agricultural Improvement & Power District Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,574,250
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)	2,250,000	2,325,915
		18,498,696
Local General Obligation Bonds – 4.13%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)	1,000,000	1,104,660
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,040,010
Marana Tangerine Farm Improvement District Revenue 4.60% 1/1/26	1,000,000	973,630
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
Series C 6.50% 7/1/08 (FGIC)	545,000	560,832
Phoenix Variable Purpose Series B 5.00% 7/1/27	2,435,000	2,521,004
		6,200,136
§Pre-Refunded Bonds – 29.76%
Arizona Board of Regents (Northern Arizona University)
5.00% 6/1/34-12 (FGIC)	1,000,000	1,050,690
5.50% 6/1/34-14 (FGIC)	1,250,000	1,369,488
Arizona State Board of Regents Certificates of Participation (University of Arizona Main Campus)
Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,297,300
Arizona State Transportation Board Highway Revenue Series B 5.25% 7/1/22-12	1,000,000	1,062,860
Glendale Industrial Development Authority Revenue (Midwestern University) Series A
5.875% 5/15/31-11	1,000,000	1,078,970
Mesa Industrial Development Authority Revenue (Discovery Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	9,000,000	9,476,190
Mohave County Community College District Revenue (State Board of Directors)
6.00% 3/1/20-10 (MBIA)	1,000,000	1,056,190
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,256,200
Phoenix Industrial Development Authority Multifamily Housing Revenue (Ventana Palms Apartments)
Series A
6.15% 10/1/29-09 (MBIA)	510,000	546,006
6.20% 10/1/34-09 (MBIA)	940,000	1,007,407
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	806,970
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	808,677
Series A 5.00% 7/1/27-12	1,000,000	1,054,260
Series A 5.125% 7/1/31-11	1,705,000	1,790,642
Puerto Rico Electric Power Authority Revenue Series NN 5.00% 7/1/32-13 (MBIA)	2,500,000	2,656,625
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D
5.25% 7/1/27-12	1,280,000	1,359,846
5.25% 7/1/36-12	730,000	775,537
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
5.70% 12/1/21-11	500,000	540,055
Southern Arizona Capital Facilities Finance (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,437,298
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)	5,000,000	5,233,050
University of Arizona Certificates of Participation (University of Arizona Parking & Student Housing)
5.75% 6/1/19-09 (AMBAC)	1,000,000	1,038,150
University of Arizona Certificates of Participation (University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	966,542
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,044,080
		44,713,033
Special Tax Revenue Bonds – 5.34%
Arizona Tourism & Sports Authority Tax Revenue (Multipurpose Stadium Facilities) Series A
5.00% 7/1/28 (MBIA)	2,500,000	2,589,325
5.00% 7/1/31 (MBIA)	1,500,000	1,551,165
Glendale Municipal Property Corporation Series A 5.00% 7/1/33 (AMBAC)	1,000,000	1,039,800

¶Phoenix Civic Improvement Corporation Distribution Revenue (Civic Plaza) Series B
5.50% 7/1/31 (FGIC)	1,500,000	1,286,670
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue
5.00% 7/1/38 (XLCA)	1,500,000	1,556,985
		8,023,945
State General Obligation Bonds – 4.27%
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.50% 7/1/19	1,300,000	1,432,223
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	498,490
5.125% 7/1/31	3,370,000	3,450,779
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	1,031,510
		6,413,002
Transportation Revenue Bonds – 12.70%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23	1,000,000	1,048,850
Phoenix Civic Improvement Corporation Airport Revenue Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	1,038,070
5.25% 7/1/32 (FGIC) (AMT)	10,300,000	10,680,276
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series N
5.25% 7/1/39 (FGIC)	1,000,000	1,144,390
Tucson Airport Authority Senior Lien Series 2001 5.35% 6/1/31 (AMBAC) (AMT)	5,000,000	5,171,200
		19,082,786
Water & Sewer Revenue Bonds – 4.66%
Glendale Water & Sewer Revenue Senior Lien 5.00% 7/1/28 (AMBAC)	2,000,000	2,079,600
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
5.00% 7/1/24 (FGIC)	1,000,000	1,033,870
5.00% 7/1/26 (FGIC)	3,750,000	3,882,450
		6,995,920
Total Municipal Bonds (cost $140,465,066)		146,632,963

Total Value of Securities – 97.61%
(cost $140,465,066)		146,632,963
Receivables and Other Assets Net of Liabilities (See Notes) – 2.39%		3,595,880
Net Assets Applicable to 13,327,655 Shares Outstanding – 100.00%		$150,228,843

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,465,066
Aggregate unrealized appreciation	6,331,572
Aggregate unrealized depreciation	(163,675)
Net unrealized appreciation	$6,167,897

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $2,745,965 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $985,821 expires in 2008; $78,759 expires in 2011; and $1,681,385 expires in 2012.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Arizona’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: